Note I - Other Borrowed Funds - Other Borrowed Funds (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other borrowed funds	$ 35,949	$ 37,085
Federal Home Loan Bank Advances [Member]
Other borrowed funds	28,625	29,203
Promissory Notes [Member]
Other borrowed funds	$ 7,324	$ 7,882